Discontinued operations and assets held for sale - Fidelta, Consideration received (Details) - Fidelta € in Thousands	Jan. 04, 2021 EUR (€)
Disclosure of analysis of single amount of off-balance sheet arrangements [line items]
Cash received	€ 37,080
Total consideration	€ 37,080